Average Annual Total Returns - BFS Equity Fund	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.82%
Dow Jones Industrial Average (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	14.92%	11.58%	13.11%
BFS Equity Fund Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent	11.03%	10.22%	11.36%
BFS Equity Fund Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	9.54%	9.17%	10.63%
BFS Equity Fund Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	7.59%	7.89%	9.25%